Convertible Bond Payable - Related Party	3 Months Ended
Mar. 31, 2014
Convertible Bond Payable - Related Party [Abstract]
CONVERTIBLE BOND PAYABLE - RELATED PARTY
NOTE 6 — CONVERTIBLE BOND PAYABLE – RELATED PARTY

On December 1, 2011, DanDrit Denmark borrowed $1,500,000 from DKTI A/S and issued 6% convertible bonds. The bonds may not be converted during the four weeks following the publication of the annual report. The bond may not be repaid until the bonds’ expiration on November 30, 2014.  The bonds shall not accrue interest after expiration.  The bonds and related accrued interest are convertible into common shares of the Company at an initial rate of $9.58 per common share.

The conversion /adjustment features had an estimated fair value of $1,003,557 using the Black-Scholes pricing Model using the assumptions below and bifurcated and properly classified as derivative instruments required to be recorded at fair value (Note 7). The proceeds from the bond have been allocate to the note and conversion / adjustment feature of the convertible bond and recorded at a discount which was amortized to interest expense through conversion. During the years ended December 31, 2013 and 2012, the Company recorded interest expense of $502,465 and $461,279, respectively, for the accretion of the discount on the note.

As of December 31, 2012, there was $1,500,000 outstanding on the convertible bond payable with related accrued interest of $97,497. As of December 31, 2012 the remaining discounts on the bond was $502,465, respectively.

On December 16, 2013, the $1,500,000 convertible bond accrued interest of $179,612 and the $673,736 derivative liability were converted into 174,578 shares of DanDrit Denmark common stock. Such shares of common stock were exchanged for 261,665 shares of common stock of the Company upon the closing of the Share Exchange.

The assumptions used to determine the initial fair value of the conversion feature of the convertible bond were expected volatility of 65%, expected life of two years to eleven months, risk – free interest rates of .41%, and no dividend yield.